OPPENHEIMER WORLD BOND FUND
                     Supplement dated March 6, 2000 to the
                      Prospectus dated February 23, 2000

The Prospectus is changed as follows:

1. The second paragraph of the subsection entitled "Portfolio Manager" on page 15 is revised in its entirety to read as follows:

Portfolio  Managers.  The portfolio  managers of the Fund, Arthur P. Steinmetz and Ruggero de'Rossi, are Vice Presidents of the Fund and the persons principally responsible for the day to day management of the Fund's investments. Mr. Steinmetz became the portfolio manager on May 20, 1999, and Mr. de'Rossi on March 6, 2000. Mr. Steinmentz is a Senior Vice President of the Manager. He joined the Manager in 1986, and has been a portfolio manager of other Oppenheimer funds since 1989. Mr. de'Rossi joined the Manager as a Vice President and portfolio manager on March 6, 2000. He was Senior Vice President and Chief Emerging Markets Strategist for ING Barings from 7/98 until 3/00 and Vice President and head of emerging markets trading strategies for Citicorp Securities from 5/95 until 7/98. Mr. Steinmetz and Mr. de'Rossi are also officers and portfolio managers of other Oppenheimer funds.
         .

2. All references in the Prospectus to the "portfolio manager" are hereby changed to read, "portfolio managers."










March 6, 2000                                                       PS0705.004

                           OPPENHEIMER WORLD BOND FUND
                      Supplement dated March 6, 2000 to the
            Statement of Additional Information dated February 23, 2000

The Statement of Additional Information is revised as follows:


1.The following biographical information for Ruggero de'Rossi is added to page 37 as follows:

Ruggero de'Rossi, Vice President and Portfolio Manager; Age 36.
2 World Trade Center, New York, New York  10048
Vice President of the Manager (since 3/6/00). Prior to joining the Manager he was a Senior Vice President and Chief Emerging Markets Debt and Currency Strategist of ING Barings, a global investment bank from 7/98 until 3/00; before that he was Vice President, head of emerging markets trading strategies at Citicorp Securities, after having run the bank's proprietary trading activity on international fixed income and foreign exchange derivatives from 5/95 until 7/98. From 1990 through 1995 he was associated with other global investment banks with responsibility for International Fixed Income Strategy and Derivatives.

2. All references in the Statement of Additional Information to the "portfolio manager" are hereby changed to read, "portfolio managers."













March 6, 2000                                               PXO705.004